Note 19 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2012	2013	2014

Current	$(315,197)	$(478,966)	$(558,696)
Deferred	(568,521)	378,908	44,782

Total	$(883,718)	$(100,058)	$(513,914)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2013	2014
Current deferred tax assets:
Deferred revenue - current	$618,648	$594,196
Accrued expenses and other liabilities	583,849	467,758
Net operating loss carrying forwards	4,442,678	4,233,246
	5,645,175	5,295,200

Less: valuation allowance	(4,530,737)	(4,369,119)

Total current deferred tax assets	1,114,438	926,081

Non-current deferred tax assets:
Deferred revenue - non-current	$381,522	$268,393
Net operating loss carrying forwards	8,370,153	10,556,749
	8,751,675	10,825,142

Less: valuation allowance	(8,657,442)	(10,753,602)

Total non-current deferred tax assets	$94,233	$71,540

Current deferred tax liabilities:
Account receivable and other assets	(325,340)	(580,197)

Total current deferred tax liabilities	$(325,340)	$(580,197)

Non-current deferred tax liabilities:
Intangible assets	(1,886,190)	(546,320)

Total non-current deferred tax liabilities	$(1,886,190)	$(546,320)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,
	2012	2013	2014

Loss before tax	$(11,076,429)	$(8,073,832)	$(10,116,814)
Income tax expense calculated at 25%	(2,769,107)	(2,018,458)	(2,529,204)
Effect of tax holiday	2,206,739	(266,396)	(4,125,912)
Effect of income tax rate difference in other jurisdictions	250,412	305,505	1,789,762
Non-deductible expenses	851,680	267,748	1,425,655
Non-taxable income	(2,122)	(439,861)	(549,315)
Change in valuation allowance	346,116	2,251,520	4,502,928
Income tax expense	$883,718	$100,058	$513,914